Other disclosures - Risk Management and Principal Risks - Economic uncertainty adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) method	Dec. 31, 2020 GBP (£)
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 3,998	£ 5,835
ECL movement excluding assets derecognised due to disposals and write-offs	(334)	2,793
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,391	3,069
ECL movement excluding assets derecognised due to disposals and write-offs	171	1,484
Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,221	2,332
ECL movement excluding assets derecognised due to disposals and write-offs	£ (475)	1,206
Covid-19 related adjustments
Disclosure of financial assets [line items]
Number of uncertainty adjustment methods | method	2
Allowance account for credit losses of financial assets	£ 1,000	1,400
Covid-19 related adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	800	1,000
Covid-19 related adjustments | Credit cards, unsecured loans and other retail lending | United States
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	600	800
Covid-19 related adjustments | Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	200
Covid-19 related adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	100	300
ECL movement excluding assets derecognised due to disposals and write-offs	200
Covid-19 related adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	900	1,100
Covid-19 related adjustments | Customers | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 100	£ 100